RESULT FROM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
RESULT FROM INVESTMENTS
RESULT FROM INVESTMENTS
Result from investments of €2,665 thousand and €2,437 thousand in 2018 and 2017, respectively, related to the Group’s proportionate share of Ferrari Financial Services GmbH (“FFS GmbH”)’s net profit for the relevant year. Result from investments of €3,066 thousand in 2016 related to gains resulting from the sale of a majority stake in FFS GmbH to FCA Bank on November 7, 2016, as well as the Group’s proportionate share of FFS GmbH’s net profit for the period from November 7, 2016 to December 31, 2016.